UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023		Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 9,386	$ 14,071	$ 53,467		$ 64,211
Cost of revenue	2,520	2,940	11,970		13,485
Gross profit	6,866	11,131	41,497		50,726
Operating expenses:
Sales and marketing	6,145	11,864	46,857		50,405
Research and development	5,725	7,852	27,694		16,966
General and administrative	6,386	5,306	46,024		15,365
Total operating expenses:	18,256	25,022	120,575		82,736
Loss from operations	(11,390)	(13,891)	(79,078)		(32,010)
Other (expense) income:
Interest expense	(1,931)	(2,237)	(10,566)		(4,426)
Changes in fair value of warrants	3,131	(1,475)	8,364		(821)
Changes in fair value of debt			(3,751)
Changes in fair value of Revenue Interest Financing and PIPE Conversion Option	1,490		(2,192)
Change in fair value of earn-out liabilities	14,190		29,050
Termination of convertible note side letters			(17,598)
Loss on extinguishment of debt			(3,929)
Other income (expense), net	172	(164)	(643)		(344)
Total other income (expense):	17,052	(3,876)	(1,265)		(5,591)
Income (loss) before income taxes	5,662	(17,767)	(80,343)		(37,601)
Provision for income taxes	(76)	(34)	(264)		(143)
Net income (loss)	5,586	(17,801)	(80,607)		(37,744)
Cumulative undeclared preferred dividends		(717)	(1,697)		(2,907)
Net income (loss) attributable to common shareholders	$ 5,586	$ (18,518)	$ (82,304)		$ (40,651)
Net income (loss) per share - Basic	$ 0.12	$ (0.68)	$ (2.31)	[1]	$ (1.51)	[1]
Net income (loss) per share - diluted	$ 0.11	$ (0.68)	$ (2.31)	[1]	$ (1.51)	[1]
Weighted-average shares outstanding - Basic	47,779,350	27,087,174	35,581,656		26,918,484
Weighted-average shares outstanding - Diluted	49,190,474	27,087,174	35,581,656		26,918,484

[1]	The weighted-average common shares and thus net loss per share calculations and potentially dilutive security amounts for all periods prior to the Business Combination have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse capitalization. See Note 3 for further information.